OTHER PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 6 .OTHER PAYABLES AND ACCRUED LIABILITIES

The other payables and accrued liabilities were comprised of the following:

	September 30, 2018	December 31, 2017

Accrued expenses	$195,061	$120,054
Other payables	17,487	18,547

	$212,548	$138,601